Balance Sheets (USD $)	Dec. 31, 2012	Dec. 31, 2011
Current Assets
Cash	$ 150,159	$ 181,995
Prepaid expenses	14,387	51,975
Total Current Assets	164,546	233,970
Furniture and equipment, net	20,238	11,993
Software development in progress	499,089	133,068
Other assets	53,510	3,145
TOTAL ASSETS	737,383	382,176
Current Liabilities
Accounts payable	342,154	265,398
Accrued expenses	79,672	138,359
Current portion of legal settlement payable	75,000	75,000
Total Current Liabilities	496,826	478,757
Long-term portion of legal settlement payable	75,000	150,000
Total Liabilities	571,826	628,757
Commitments
Stockholders' Equity (Deficit)
Common stock, $0.001 par value; 150,000,000 shares authorized; 53,733,208 and 46,619,962 shares issued and outstanding at December 31, 2012 and 2011, respectively	53,733	46,620
Preferred stock, $0.001 par value; 50,000,000 shares authorized, 3,210,000 and none Series A convertible preferred shares issued and outstanding at December 31, 2012 and 2011, respectively	3,210
Paid-in capital	4,166,548	1,847,339
Series A convertible preferred stock subscriptions receivable	(152,500)
Accumulated deficit	(3,905,434)	(2,140,540)
Total Stockholders' Equity (Deficit)	165,557	(246,581)
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY (DEFICIT)	$ 737,383	$ 382,176